Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (48,229)	$ (34,274)	$ (18,778)
Other comprehensive loss:
Foreign currency translation adjustment	(66)	(69)	(10)
Comprehensive loss	$ (48,295)	$ (34,343)	$ (18,788)